COST OF SALES	12 Months Ended
Dec. 31, 2020
Cost Of Sales [abstract]
COST OF SALES [Text block]

5. COST OF SALES

	Years ended December 31,
	2020	2019
Site operating costs	216,415	244,611
Transportation costs	18,248	17,832
Changes in inventories of finished goods	939	(5,570)
Changes in inventories of ore stockpiles	(11,361)	1,677
Production costs	224,241	258,550
Depletion and amortization	95,301	109,756
Cost of sales	319,542	368,306

Site operating costs include personnel costs, non-capitalized waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services.

Included in site operating costs and general administrative expenses are $6,013 and $364, respectively, of benefits for claims submitted by the Company for the Canada Emergency Wage Subsidy during the year ended December 31, 2020 (2019 - $nil).